UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2005
                         --------------

Date of reporting period:  MARCH 31, 2005
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------
                               (HODGES FUND LOGO)

                                 ANNUAL REPORT
                                   Year Ended
                                 March 31, 2005

April 28, 2005

Dear Shareholder,

For the twelve months ending March 31, 2005, we are pleased with the performance of the Hodges Fund. As the table shows below, the fund has delivered strong results.

                     Performance for Period Ended 3/31/2005

                    1 year                            16.52%
                    3 year*<F1>                       17.98%
                    5 year*<F1>                        2.69%
                    10 year*<F1>                      12.91%
                    Inception**<F2>                   12.30%

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

*<F1> average annual return
**<F2> 10/09/92

Although the markets are challenging, we are encouraged about the opportunities ahead. Our multi-cap philosophy of investing in all types of companies seems to be appropriate in this market environment. During the year, we gravitated from some of our small stock holdings and increased our commitments to some of the larger cap stocks. We detected what appeared to be a change taking place in the market, so we moved out of some stocks that had performed well for us in 2003, replacing them with more defensive large cap stocks. We also increased our commitments to basic industry and transportation stocks, as well as commodity-based stocks such as oil and gas companies. At the same time, we continue to see opportunities in small cap growth stocks. Some of our best performers during 2004 were AMX Corp., Rocky Mountain Chocolate Factory, Inc., Burlington Northern Santa Fe Corp., Chicago Mercantile Exchange Holdings Inc., The Neiman Marcus Group, Inc., and Corrections Corp. of America. We continue to see what we believe are opportunities in industrials, energy, steel, cement, building materials and transportation. The ability of these industries to maintain pricing power, and therefore margins, give us optimism going forward. And, we view our ability to be flexible in investment ideas as a rare advantage in the rotating investment environment.

We would also like to welcome the many new shareholders to the Hodges Fund. The Fund has added a substantial number of shareholders over the past year due to our performance and subsequent increased visibility. We were chosen as the stockpickers of the quarter (4th quarter 2004) by CBS Marketwatch***<F3>. We also received the Lipper Award****<F4> for best performance over the past three years in the multi-cap core category. We think both of these recognitions validate our approach of multi-cap investing.

Thank you for your investment in the Hodges Fund. We want all of our shareholders to know of our commitment. Feel free to contact us directly if we could answer any of your questions more specifically.

Sincerely,

/s/Don W. Hodges              /s/Craig D. Hodges
Don W. Hodges                 Craig D. Hodges
Co-portfolio Manager          Co-portfolio Manager

PAST PERFORMANCE AND AWARDS ARE NO GUARANTEE OF FUTURE RESULTS.

***<F3> SHORT-TERM FUND PERFORMANCE AND STOCK SELECTIONS OVER A SHORT PERIOD ARE NOT APPROPRIATE CONSIDERATIONS IN MAKING INVESTMENT DECISIONS. SHORT-TERM RESULTS CAN BE VERY VOLATILE AND PAST PERFORMANCE AND PAST STOCK SELECTIONS ARE NO GUARANTEES OF FUTURE RESULTS. Returns and values of Hodges Fund shares will fluctuate & investors may lose money when they sell shares. There is a 2% redemption fee if fund shares are held less than 90 days from date of purchase. Returns change daily, call 877-232-1222 or go to the website address www.hodgesfund.com for more updated return information. Returns are at net asset value. Investments made prior to 4-99 incurred a sales charge of 2.5%, not reflected in returns. The Fund is now a no-load.

****<F4> Hodges Fund earned a 2005 Lipper Performance Award for delivering consistent quality, risk-adjusted performance, compared to its peers in the multi-cap-core category for the three-year period ending 12-31-04. The Reuters Lipper Fund Awards, announced 3-21-05 in New York, are given annually to top-performing mutual funds and fund families in 17 countries in Asia, Europe and the United States. Lipper, a global provider of mutual fund information, chooses the award winners from among the 125,000 funds the company tracks.

The Hodges Fund was awarded this honor for achieving consistent returns that topped the Lipper multi-cap-core fund classification over the three-year period ending 12-31-04. To select the 2005 Lipper Award Fund winners, Lipper calculated a consistent return score for each fund for the overall time period ending 12-31-04. Overall time periods are an equal weighted average of scores for the three-year period. Consistent return is a quantitative metric that incorporates two characteristics: risk-adjusted return and the strength of the fund's performance trend. The top-scoring consistent return fund in each classification received the award.

For the quarter ending 3-31-05, for one-year, three-year, five-year and ten-year performance, Lipper ranked the Hodges Fund 3 among 728, 1 among 618, 86 among 360 and 21 among 123 multi-cap-cores, respectively based on total return.
Lipper Fund Awards are not intended to predict future results. Although Lipper makes reasonable efforts to ensure the accuracy and reliability of the data contained herein, the accuracy is not guaranteed by Lipper. Any use of the data for analyzing, managing, or trading financial instruments is at the user's own risk.

Lipper, a wholly owned subsidiary of Reuters headquartered in New York, provides mutual fund information and analysis to fund companies, financial intermediaries and media organizations. Lipper clients manage more than 95 percent of U.S. fund assets.

THE HODGES FUND IS A NON-DIVERSIFIED FUND AND ITS SHARES MAY BE MORE VOLATILE THAN A DIVERSIFIED FUND. THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES, INCLUDING AN ANNUAL DISTRIBUTION EXPENSE OF .25% MUST BE CONSIDERED CAREFULLY BEFORE INVESTING. THERE IS A 2% REDEMPTION PENALTY IF A SHAREHOLDER DOES NOT HOLD FUND SHARES AT LEAST 90 DAYS FROM THE DAY THE SHARES WERE PURCHASED. ALL MUTUAL FUND INVESTING INVOLVES RISK AND AN INVESTOR, WHEN HE SELLS HIS SHARES, MAY SELL FOR LESS THAN THE AMOUNT ORIGINALLY INVESTED. SOME HODGES FUND INVESTMENTS ARE IN SMALL AND MEDIUM SIZED COMPANIES WHICH MAY BE SUBJECT TO GREATER RISKS AND FLUCTUATIONS IN VALUE. PLEASE REFER TO THE PROSPECTUS FOR MORE DETAILS PERTAINING TO THESE RISKS.

The opinions expressed above are those of Don Hodges and Craig Hodges and are subject to change. These opinions are not guaranteed and should not be considered recommendations to buy or sell any security. Portfolio composition and company ownership are subject to daily change.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges, and expenses. Please refer to the Schedule of Investments in this report for more complete information regarding the Fund's holdings. (03/31/05)

                     Distributed by First Dallas Securities
                        2905 Maple Ave, Dallas, TX 75201
                                  800-388-8512

SECTOR ALLOCATION At March 31, 2005 (Unaudited)

Consumer Discretionary                       26.3%
Services                                      0.2%
Consumer Staples                             10.8%
Transportation                                0.1%
Energy                                        8.5%
Utilities                                     1.0%
Financials                                    7.9%
Consumer Cyclical                             0.1%
Health Care                                   3.1%
Industrials                                  24.2%
Telecommunication Services                    0.9%
Information Technology                        5.1%
Materials                                    11.0%
Cash*<F5>                                     0.8%

*<F5>  Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended March 31, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/04 - 3/31/05).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than three months after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             Beginning        Ending          Expenses Paid
                              Account        Account        During the Period
                           Value 10/1/04  Value 3/31/05  10/1/04 - 3/31/05*<F6>
                           -------------  -------------  ----------------------
Actual                        $1,000          $1,190              $9.34
Hypothetical (5% annual
  return before expenses)     $1,000          $1,016              $8.60

*<F6> Expenses are equal to the Fund's annualized expense ratio of 1.71% multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

                   Value of $10,000 vs S&P 400 Midcap Index,
                   Russell 2000 Index and Wilshire 4500 Index

                  Hodges          S&P 400          Russell         Wilshire
     Date          Fund        Midcap w/inc.     2000 w/inc.     4500 w/inc.
     ----         ------       -------------     -----------     -----------
    3/31/95      $10,000          $10,000          $10,000         $10,000
    3/31/96      $13,233          $12,849          $12,905         $13,142
    3/31/97      $15,108          $14,214          $13,564         $13,925
    3/31/98      $21,343          $21,184          $19,263         $20,395
    3/31/99      $25,849          $21,279          $16,131         $19,820
    3/31/00      $29,501          $29,384          $22,146         $29,577
    3/31/01      $16,435          $27,339          $18,751         $19,062
    3/31/02      $20,511          $32,504          $21,372         $20,915
    3/31/03      $14,075          $24,882          $15,610         $16,343
    3/31/04      $28,908          $37,098          $25,574         $25,714
    3/31/05      $33,684          $40,968          $26,958         $27,715

                          Average Annual Total Return
                          Period Ended March 31, 2005

                    1 Year                            16.52%
                    5 Year                             2.69%
                    10 Year                           12.91%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, but does not reflect the redemption of fees.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (866) 811-0224.

The S&P 400 Midcap Index is comprised of 400 domestic stocks chosen for market size liquidity and industry group representation. The Russell 2000 Index is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000 leaving a good small company index. The Wilshire 4500 Index measures the performance of all U.S. headquartered equity securities with readily available price data, with the exception of the S&P 500 securities. The indices are unmanaged, and returns include reinvested dividends.

SCHEDULE OF INVESTMENTS at March 31, 2005

SHARES                                                                 VALUE
------                                                                 -----
COMMON STOCKS: 97.2%

AIRLINES: 3.2%
   225,000   AMR Corp.*<F7>                                        $ 2,407,500
    50,000   Southwest Airlines Co.                                    712,000
                                                                   -----------
                                                                     3,119,500
                                                                   -----------

APPAREL: 3.1%
   100,000   Candie's, Inc.*<F7>                                       460,000
   116,100   Haggar Corp.                                            2,344,059
    20,000   True Religion
               Apparel Inc.*<F7>                                       247,000
                                                                   -----------
                                                                     3,051,059
                                                                   -----------

AUTO MANUFACTURERS: 1.0%
    12,500   Toyota Motor
               Corp. - ADR                                             929,750
                                                                   -----------

BIOTECHNOLOGY: 0.2%
    15,000   Genitope Corp.*<F7>                                       187,500
                                                                   -----------

BUILDING MATERIALS: 2.5%
    12,600   Eagle Materials Inc.                                    1,019,844
     5,000   Texas Industries, Inc.                                    268,750
    20,000   Vulcan Materials Co.                                    1,136,600
                                                                   -----------
                                                                     2,425,194
                                                                   -----------

COMMERCIAL SERVICES: 4.7%
    30,092   Corrections Corp.
               of America*<F7>                                       1,161,551
    65,000   The GEO Group, Inc.*<F7>                                1,857,700
   100,000   PFSweb, Inc.*<F7>                                         260,000
    30,000   Pre-Paid Legal
               Services Inc.                                         1,015,200
    40,000   Service Corp.
               International*<F7>                                      299,200
                                                                   -----------
                                                                     4,593,651
                                                                   -----------

COMPUTERS: 4.4%
   153,124   AMX Corp.*<F7>                                          3,437,634
    14,000   Apple Computer, Inc.*<F7>                                 583,380
    20,000   EMC Corp.*<F7>                                            246,400
                                                                   -----------
                                                                     4,267,414
                                                                   -----------

COSMETICS/PERSONAL CARE: 1.5%
    10,000   The Estee Lauder
               Cos. Inc. - Class A                                     449,800
    20,000   The Procter &
               Gamble Co.                                            1,060,000
                                                                   -----------
                                                                     1,509,800
                                                                   -----------

DISTRIBUTION/WHOLESALE: 0.6%
    20,000   Aviall, Inc.*<F7>                                         560,000
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES: 2.7%
     7,500   Chicago Mercantile
               Exchange Holdings Inc.                                1,455,225
   100,000   E*TRADE
               Financial Corp.*<F7>                                  1,200,000
                                                                   -----------
                                                                     2,655,225
                                                                   -----------

ELECTRICAL COMPONENTS & EQUIPMENT: 0.3%
    29,700   Encore Wire Corp.*<F7>                                    302,940
                                                                   -----------

ELECTRONICS: 0.4%
    35,000   NAPCO Security
               Systems, Inc.*<F7>                                      368,550
                                                                   -----------

ENTERTAINMENT: 0.8%
    15,000   International Speedway
               Corp. - Class A                                         813,750
                                                                   -----------
FOOD: 5.1%
    14,000   Hershey Foods Corp.                                       846,440
   115,815   Rocky Mountain
               Chocolate Factory, Inc.                               2,857,156
    10,609   Tootsie Roll
               Industries, Inc.                                        318,270
    15,000   Wm. Wrigley Jr. Co.                                       983,550
                                                                   -----------
                                                                     5,005,416
                                                                   -----------

GAS: 0.9%
    30,000   ONEOK, Inc.                                               924,600
                                                                   -----------

HEALTH CARE PRODUCTS: 1.7%
   402,000   The Female Health Co.*<F7>                                783,900
    13,000   Johnson & Johnson                                         873,080
                                                                   -----------
                                                                     1,656,980
                                                                   -----------

HEALTH CARE SERVICES: 1.7%
    39,199   Horizon Health Corp.*<F7>                               1,665,958
                                                                   -----------

HOME BUILDERS: 3.4%
    42,000   Centex Corp.                                            2,405,340
    55,200   Palm Harbor
               Homes, Inc.*<F7>                                        897,552
                                                                   -----------
                                                                     3,302,892
                                                                   -----------

HOME FURNISHINGS: 0.4%
    20,000   Tempur-Pedic
               International Inc.*<F7>                                 373,200
                                                                   -----------

HOUSEHOLD PRODUCTS/WARES: 1.4%
    40,000   Helen of Troy Ltd.*<F7>                                 1,095,200
     5,000   Kimberly-Clark Corp.                                      328,650
                                                                   -----------
                                                                     1,423,850
                                                                   -----------

INSURANCE: 1.9%
    20,000   Allstate Corp.                                          1,081,200
    40,000   Direct General Corp.                                      821,600
                                                                   -----------
                                                                     1,902,800
                                                                   -----------

INTERNET: 1.2%
     6,000   eBay Inc.*<F7>                                            223,560
   243,525   Intrusion Inc.*<F7>                                       521,387
    40,000   United Online, Inc.*<F7>                                  418,800
                                                                   -----------
                                                                     1,163,747
                                                                   -----------

IRON/STEEL: 3.2%
    20,000   Mesabi Trust                                              300,000
    55,000   United States
               Steel Corp.                                           2,796,750
                                                                   -----------
                                                                     3,096,750
                                                                   -----------

LEISURE TIME: 0.3%
     5,000   Harley-Davidson, Inc.                                     288,800
                                                                   -----------

LODGING: 0.4%
    50,000   La Quinta Corp.*<F7>                                      425,000
                                                                   -----------

MACHINERY - CONSTRUCTION & MINING: 2.9%
    65,000   Terex Corp.*<F7>                                        2,814,500
                                                                   -----------

MANUFACTURING - MISCELLANEOUS: 0.4%
    10,000   General Electric Co.                                      360,600
                                                                   -----------

MEDIA: 0.8%
    25,000   XM Satellite
               Radio Holdings
               Inc.*<F7> - Class A                                     787,500
                                                                   -----------

METAL FABRICATE/HARDWARE: 4.8%
   140,000   Commercial Metals Co.                                   4,744,600
                                                                   -----------

OIL & GAS: 11.1%
    70,000   Chesapeake
               Energy Corp.                                          1,535,800
    30,000   Devon Energy Corp.                                      1,432,500
    45,000   Exxon Mobil Corp.                                       2,682,000
    25,000   Halliburton Co.                                         1,081,250
    18,000   Kerr-McGee Corp.                                        1,409,940
    17,600   Texas Pacific Land Trust                                2,745,600
                                                                   -----------
                                                                    10,887,090
                                                                   -----------

RETAIL: 16.9%
    45,000   Costco Wholesale Corp.                                  1,988,100
    30,000   The Home Depot, Inc.                                    1,147,200
    55,000   Jos. A. Bank
               Clothiers, Inc.*<F7>                                  1,611,500
    80,000   Krispy Kreme
               Doughnuts, Inc.*<F7>                                    610,400
   368,550   Luby's, Inc.*<F7>                                       2,856,263
    35,000   McDonald's Corp.                                        1,089,900
    26,000   The Neiman Marcus
               Group, Inc. - Class A                                 2,379,260
    40,000   Starbucks Corp.*<F7>                                    2,066,400
    55,000   Tiffany & Co.                                           1,898,600
    18,000   Wal-Mart Stores, Inc.                                     901,980
                                                                   -----------
                                                                    16,549,603
                                                                   -----------

SEMICONDUCTORS: 1.1%
    15,000   SigmaTel, Inc.*<F7>                                       561,450
    20,000   Texas Instruments Inc.                                    509,800
                                                                   -----------
                                                                     1,071,250
                                                                   -----------

SOFTWARE: 1.0%
   100,000   Docucorp
               International, Inc.*<F7>                                776,000
     2,500   Infosys Technologies
               Ltd. - ADR                                              184,325
                                                                   -----------
                                                                       960,325
                                                                   -----------

TELECOMMUNICATIONS: 1.3%
    50,000   American Tower
               Corp.*<F7> - Class A                                    911,500
    45,000   EFJ, Inc.*<F7>                                            370,350
                                                                   -----------
                                                                     1,281,850
                                                                   -----------

TEXTILES: 0.6%
    36,800   The Dixie Group, Inc.*<F7>                                582,176
                                                                   -----------

TRANSPORTATION: 9.3%
    80,000   Burlington Northern
               Santa Fe Corp.                                        4,314,400
    20,000   Celadon Group, Inc.*<F7>                                  371,000
    76,990   Central Freight
               Lines, Inc.*<F7>                                        274,084
   110,216   Frozen Food Express
               Industries, Inc.*<F7>                                 1,269,688
     7,500   Union Pacific Corp.                                       522,750
    40,000   Yellow Roadway Corp.*<F7>                               2,341,600
                                                                   -----------
                                                                     9,093,522
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $72,511,498)                                                95,147,342
                                                                   -----------

CONTRACTS
---------
CALL OPTIONS PURCHASED: 2.0%

COMMON STOCKS/EXPIRATION DATE/EXERCISE PRICE
       100   Apple Computer, Inc./
               Apr. 2005/27.50                                         141,000
       100   Centex Corp./
               Apr. 2005/45.00                                         122,000
        50   Centex Corp./
               Jan. 2006/40.00                                          99,500
        50   Chicago Mercantile
               Exchange Holdings Inc./
               June 2005/155.00                                        201,500
       100   FedEx Corp./
               Jul. 2005/90.00                                          66,000
       100   Gaylord Entertainment
               Co./ Apr. 2005/25.00                                    148,000
       200   General Motors Corp./
               Jan. 2006/25.00                                         130,000
        50   Halliburton Co./
               Apr. 2005/25.00                                          90,500
       100   Kerr-McGee Corp./
               Jan. 2006/60.00                                         198,000
       200   Legg Mason, Inc./
               Aug. 2005/70.00                                         210,000
       150   Pfizer Inc./
               Jan. 2006/25.00                                          45,000
       100   United States Steel
               Corp./ Apr. 2005/35.00                                  157,000
       100   United States Steel
               Corp./ Jul. 2005/40.00                                  122,000
       150   Vulcan Materials Co./
               May 2005/45.00                                          175,500
                                                                   -----------
TOTAL CALL OPTIONS PURCHASED
  (cost $1,639,150)                                                  1,906,000
                                                                   -----------

SHARES
------
SHORT-TERM INVESTMENT: 2.0%

MONEY MARKET INVESTMENT:
 1,983,172   Cash Trust Series II -
               Treasury Fund
               (cost $1,983,172)                                     1,983,172
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $76,133,820):  101.2%                                       99,036,514
Liabilities in excess of
  Other Assets: (1.2%)                                              (1,154,934)
                                                                   -----------
NET ASSETS:  100.0%                                                $97,881,580
                                                                   -----------
                                                                   -----------

*<F7>  Non-income producing security.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2005

ASSETS
   Investments in securities, at value (cost $76,133,820)          $99,036,514
   Receivables:
       Securities sold                                                 155,047
       Fund shares sold                                                485,472
       Dividends and interest                                           58,524
   Prepaid expenses                                                      9,297
                                                                   -----------
           Total assets                                             99,744,854
                                                                   -----------

LIABILITIES
   Payables:
       Securities purchased                                          1,627,946
       Fund shares redeemed                                             56,355
       Advisory fees                                                    64,412
       Distribution fees                                                52,540
       Fund accounting fees                                              5,968
       Transfer agent fees                                              17,982
       Administration fees                                              14,380
       Custody fees                                                      2,599
       Chief compliance officer fees                                     1,500
   Accrued expenses and other liabilities                               19,592
                                                                   -----------
           Total liabilities                                         1,863,274
                                                                   -----------
NET ASSETS                                                         $97,881,580
                                                                   -----------
                                                                   -----------
Net asset value, offering price and redemption price per share
  ($97,881,580/4,821,164 shares outstanding; unlimited
  number of shares authorized without par value)                        $20.30
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $74,625,509
   Accumulated net realized gain on investments and options            353,377
   Net unrealized appreciation on investments                       22,902,694
                                                                   -----------
           Net assets                                              $97,881,580
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended March 31, 2005

INVESTMENT INCOME
   Income
       Dividends (net of $2,117 foreign withholding tax)           $   445,115
       Interest                                                         16,313
                                                                   -----------
           Total income                                                461,428
                                                                   -----------
   Expenses
       Advisory fees                                                   529,877
       Distribution fees                                               155,846
       Administration fees                                             118,507
       Transfer agent fees                                             106,319
       Fund accounting fees                                             36,228
       Registration fees                                                30,210
       Custody fees                                                     17,038
       Audit fees                                                       16,132
       Reports to shareholders                                          15,878
       Legal fees                                                        9,052
       Trustee fees                                                      5,939
       Chief compliance officer fees                                     4,500
       Insurance expense                                                 2,750
       Miscellaneous                                                     1,069
                                                                   -----------
           Total expenses                                            1,049,345
                                                                   -----------
               NET INVESTMENT LOSS                                    (587,917)
                                                                   -----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS AND OPTIONS
   Net realized gain on investments                                    414,321
   Net realized gain on options written                                 33,634
   Change in net unrealized appreciation on investments             10,741,593
                                                                   -----------
       Net realized and unrealized gain
         on investments and options                                 11,189,548
                                                                   -----------
           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $10,601,631
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                   YEAR ENDED       YEAR ENDED
                                                 MARCH 31, 2005   MARCH 31, 2004
                                                 --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment loss                             $  (587,917)    $  (450,258)
   Net realized gain on
     investments and options                           447,955       2,454,103
   Change in net unrealized appreciation
     on investments and options                     10,741,593      15,975,919
                                                   -----------     -----------
       NET INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS                            10,601,631      17,979,764
                                                   -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gain                             (378,946)             --
                                                   -----------     -----------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F8>       39,641,517      14,799,196
                                                   -----------     -----------
   TOTAL INCREASE IN NET ASSETS                     49,864,202      32,778,960
                                                   -----------     -----------
NET ASSETS
   Beginning of year                                48,017,378      15,238,418
                                                   -----------     -----------
   End of year                                     $97,881,580     $48,017,378
                                                   -----------     -----------
                                                   -----------     -----------

(a)<F8>  Summary of capital share transactions is as follows:

                              YEAR ENDED                    YEAR ENDED
                            MARCH 31, 2005                MARCH 31, 2004
                        ---------------------         ---------------------
                        Shares          Value         Shares          Value
                        ------          -----         ------          -----
Shares sold            3,516,133     $64,764,863     1,709,098     $26,266,486
Shares issued
  in reinvestment
  of distributions        18,430         362,699            --              --
Shares redeemed       (1,453,629)    (25,486,045)     (754,289)    (11,467,290)
                      ----------     -----------     ---------     -----------
Net increase           2,080,934     $39,641,517       954,809     $14,799,196
                      ----------     -----------     ---------     -----------
                      ----------     -----------     ---------     -----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

                                                            YEAR ENDED MARCH 31,
                                      ----------------------------------------------------------------
                                      2005           2004           2003           2002           2001
                                      ----           ----           ----           ----           ----
Net asset value,
  beginning of year                  $17.52         $ 8.53         $12.43         $ 9.96         $18.18
                                     ------         ------         ------         ------         ------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment loss                   (0.12)         (0.16)         (0.17)         (0.14)         (0.21)
Net realized and
  unrealized gain (loss)
  on investments                       3.01           9.15          (3.73)          2.61          (7.81)
                                     ------         ------         ------         ------         ------
Total from investment
  operations                           2.89           8.99          (3.90)          2.47          (8.02)
                                     ------         ------         ------         ------         ------
LESS DISTRIBUTIONS:
From net realized gain                (0.11)            --             --             --          (0.20)
                                     ------         ------         ------         ------         ------
Net asset value,
  end of year                        $20.30         $17.52         $ 8.53         $12.43         $ 9.96
                                     ------         ------         ------         ------         ------
                                     ------         ------         ------         ------         ------
Total return                          16.52%        105.39%        (31.38)%        24.80%        (44.29)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of year (millions)                  $97.9          $48.0          $15.2          $26.2          $20.4
Ratio of expenses to
  average net assets                   1.68%          1.75%          1.96%          1.91%          1.75%
Ratio of net
  investment loss to
  average net assets                  (0.94)%        (1.43)%        (1.62)%        (1.20)%        (1.46)%
Portfolio
  turnover rate                       45.80%         93.09%        103.66%        131.62%        176.08%

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Hodges Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund began operations on October 9, 1992.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value. An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, average of the quoted bid and asked prices. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Securities Transactions, Dividend Income and Distributions. Securities transactions are accounted for on the trade date. The cost of securities sold is typically determined on a first-in, first-out basis. Dividend income and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Options Contracts. The Fund may purchase call options on securities and indices. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire. If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. The Fund may write (sell) call options on securities and indices. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. The Fund, as writers of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

     E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year March 31, 2005, the Hodges Fund decreased paid-in capital by $587,917 and increased accumulated net investment loss by $587,917.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Hodges Capital Management, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. For the year ended March 31, 2005, the Fund incurred $529,877 in advisory fees.

     U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals.

     For its services, the Administrator receives a monthly fee at the following annual rates:

     Under $15 million                  $30,000
     $15 to $50 million                 0.20% of average daily net assets
     $50 to $100 million                0.15% of average daily net assets
     $100 to $150 million               0.10% of average daily net assets
     Over $150 million                  0.05% of average daily net assets

     For the year ended March 31, 2005, the Fund incurred $118,507 in Administration fees.

     First Dallas Securities, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Advisor.

     For the year ended March 31, 2005, First Dallas Securities, Inc. received $63,853 in brokerage commissions with respect to the Fund's portfolio transactions.

     U.S. Bank, N.A., an affiliate of USBFS, serves as Custodian to the Fund.

     Certain officers of the Trust are also officers and/or directors of the Administrator.

     For the year ended March 31, 2005, the Hodges Fund was allocated $4,500 of the Chief Compliance Officer fee.

NOTE 4 - DISTRIBUTION COSTS

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. During the year ended March 31, 2005, the Fund paid fees of $155,846 to the Distributor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from the sales of securities, excluding U.S. Government obligations and short-term investments, for the year ended March 31, 2005, were $69,835,491 and $27,594,210, respectively.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

     On December 15, 2004, a distribution of $0.1114 per share was declared. The dividend was paid on December 15, 2004, to shareholders of record on December 14, 2004.

     The tax character of distributions paid during the years ended March 31, 2005 and 2004 was as follows:

                                           2005                2004
                                           ----                ----
Distributions paid from:
     Long-term capital gain              $378,946            $    --

     As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

     Cost of investments                                        $76,389,141
                                                                -----------
     Gross tax unrealized appreciation                           24,685,834
     Gross tax unrealized depreciation                           (2,038,461)
                                                                -----------
     Net tax unrealized appreciation                            $22,647,373
                                                                -----------
                                                                -----------
     Undistributed ordinary income                              $        --
     Undistributed long-term capital gain                           608,698
                                                                -----------
     Total distributable earnings                               $   608,698
                                                                -----------
                                                                -----------
     Other accumulated gains/(losses)                           $        --
                                                                -----------
     Total accumulated earnings/(losses)                        $23,256,071
                                                                -----------
                                                                -----------

     The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

NOTE 7 - CALL OPTIONS WRITTEN

     The activity in options written during the year ended March 31, 2005, is as follows:

                                                CONTRACTS     PREMIUMS RECEIVED
                                                ---------     -----------------
     Options outstanding, beginning of year         --            $     --
     Options written                               100              39,499
     Options exercised                              --                  --
     Options expired                                --                  --
     Options closed                               (100)            (39,499)
                                                  ----            --------
     Options outstanding, end of year               --            $     --
                                                  ----            --------
                                                  ----            --------

INFORMATION ABOUT PROXY VOTING (Unaudited)

     A description of the policies and procedures that the Hodges Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 388-8072 and on the Fund's website at www.hodgesfund.com. Furthermore, you can obtain the description on
           ------------------
the SEC's website at www.sec.gov.
                     -----------

     Information regarding how the Hodges Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (800) 388-8072. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.
-----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

     The Hodges Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling (800) 388-8072. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                                                                 -----------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF
HODGES FUND AND THE
BOARD OF TRUSTEES OF
PROFESSIONALLY MANAGED PORTFOLIOS

We have audited the accompanying statement of assets and liabilities of Hodges Fund, a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hodges Fund as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                            TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
APRIL 22, 2005

MANAGEMENT OF THE FUND (Unaudited)

     The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                      NUMBER
                                                                                      OF PORTFOLIOS
                                         TERM OF        PRINCIPAL                     IN FUND
                            POSITION     OFFICE AND     OCCUPATION                    COMPLEX***<F11>  OTHER
NAME, ADDRESS               WITH         LENGTH OF      DURING PAST                   OVERSEEN BY      DIRECTORSHIPS
AND AGE                     THE TRUST    TIME SERVED    FIVE YEARS                    TRUSTEES         HELD
-------------               ---------    -----------    -----------                   ---------------  -------------
                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------
Dorothy A. Berry*<F9>       Chairman     Indefinite     President, Talon                    1          None.
(born 1943)                 and          Term           Industries, Inc.
2020 E. Financial Way       Trustee      since          (administrative,
Suite 100                                May 1991.      management and business
Glendora, CA 91741                                      consulting); formerly
                                                        Chief Operating Officer,
                                                        Integrated Asset
                                                        Management (investment
                                                        advisor and manager) and
                                                        formerly President, Value
                                                        Line, Inc. (investment
                                                        advisory and financial
                                                        publishing firm).

Wallace L. Cook*<F9>        Trustee      Indefinite     Financial Consultant,               1          None.
(born 1939)                              Term           formerly Senior Vice
2020 E. Financial Way                    since          President, Rockefeller
Suite 100                                May 1991.      Trust Co.; Financial
Glendora, CA 91741                                      Counselor, Rockefeller
                                                        & Co.

Carl A. Froebel*<F9>        Trustee      Indefinite     Owner, Golf Adventures,             1          None.
(born 1938)                              Term           LLC, (Vacation Services).
2020 E. Financial Way                    since          Formerly Managing
Suite 100                                May 1991.      Director, Premier Solutions,
Glendora, CA 91741                                      Ltd.  Formerly President
                                                        and Founder, National
                                                        Investor Data Services, Inc.
                                                        (investment related
                                                        computer software).

Rowley W.P. Redington*<F9>  Trustee      Indefinite     President; Intertech                1          None.
(born 1944)                              Term           Computer Services Corp.
2020 E. Financial Way                    since          (computer services and
Suite 100                                May 1991.      consulting).
Glendora, CA 91741

                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------
Steven J. Paggioli**<F10>   Trustee      Indefinite     Consultant since July               1          Trustee,
(born 1950)                              Term           2001; formerly, Executive                      Managers
2020 E. Financial Way                    since          Vice President, Investment                     Funds;
Suite 100                                May 1991.      Company Administration,                        Trustee,
Glendora, CA 91741                                      LLC ("ICA") (mutual fund                       Managers
                                                        administrator).                                AMG Funds.

                                                       OFFICERS OF THE TRUST
                                                       ---------------------
Robert M. Slotky            President    Indefinite     Vice President, U.S.                1          Not
(born 1947)                              Term since     Bancorp Fund Services,                         Applicable.
2020 E. Financial Way                    August 2002.   LLC since July 2001;
Suite 100                   Chief        Indefinite     formerly, Senior Vice
Glendora, CA 91741          Compliance   Term since     President, ICA (May
                            Officer      September      1997-July 2001).
                                         2004.

Eric W. Falkeis             Treasurer    Indefinite     Vice President, U.S.                1          Not
(born 1973)                              Term           Bancorp Fund Services,                         Applicable.
615 East Michigan St.                    since          LLC since 1997; Chief
Milwaukee, WI 53202                      August 2002.   Financial Officer, Quasar
                                                        Distributors, LLC since
                                                        2000.

Chad E. Fickett             Secretary    Indefinite     Assistant Vice President,           1          Not
(born 1973)                              Term           U.S. Bancorp Fund                              Applicable.
615 East Michigan St.                    since          Services, LLC since
Milwaukee, WI 53202                      March 2002.    July 2000.

   *<F9> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
 **<F10> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F11> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

                                    Advisor
                        HODGES CAPITAL MANAGEMENT, INC.
                               2905 Maple Avenue
                               Dallas, TX  75201
                                 (877) 232-1222

                                  Distributor
                         FIRST DALLAS SECURITIES, INC.
                               2905 Maple Avenue
                               Dallas, TX  75201
                                 (800) 388-8512

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             615 E. Michigan Street
                              Milwaukee, WI  53202
                                 (866) 811-0224

                 Independent Registered Public Accounting Firm
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

                                  Hodges Fund
                                 Symbol - HDPMX
                               CUSIP - 742935109

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The Board of Trustees of the Trust has determined that each member of the Trust's audit committee is financially literate and independent. In addition, the Board has determined that Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each an "audit committee financial expert," as defined under new SEC regulations, and also independent of management of each series of the Trust.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.


                        FYE  3/31/2005       FYE  3/31/2004
                        --------------       --------------

Audit Fees                   $14,500              $14,000
Audit-Related Fees           N/A                  N/A
Tax Fees                     $2,000               $2,000
All Other Fees               N/A                  N/A


The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.


Non-Audit Related Fees        FYE  3/31/2005       FYE  3/31/2004
----------------------        --------------       --------------

Registrant                         N/A                  N/A
Registrant's Investment            N/A                  N/A
Adviser


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title)  /s/Robert M. Slotky
                               -------------------
                               Robert M. Slotky, President

     Date   June 6, 2005
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/Robert M. Slotky
                               -------------------
                               Robert M. Slotky, President

     Date   June 6, 2005
           --------------

     By (Signature and Title)  /s/Eric W. Falkeis
                               ------------------
                               Eric W. Falkeis, Treasurer

     Date   June 6, 2005
           --------------

* Print the name and title of each signing officer under his or her signature.